UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2009


                       USAA TOTAL RETURN STRATEGY FUND



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA TOTAL RETURN STRATEGY FUND(R)
September 30, 2009












                                                                      (Form N-Q)

48705-1109                                   (c)2009, USAA. All rights reserved.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


USAA TOTAL RETURN STRATEGY FUND
September 30, 2009 (unaudited)

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               LONG POSITIONS (100.1%)

               COMMON STOCKS (21.3%)(a)

               CONSUMER DISCRETIONARY (3.4%)
               -----------------------------
               APPAREL RETAIL (0.3%)
        8,500  Ross Stores, Inc.                                                           $          406
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.3%)
       17,900  TRW Automotive Holdings Corp.  *                                                       300
        9,900  WABCO Holdings, Inc.                                                                   208
                                                                                          ---------------
                                                                                                      508
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
       17,600  Ford Motor Co.  *                                                                      127
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.2%)
        6,700  Advance Auto Parts, Inc.                                                               263
                                                                                          ---------------
               CABLE & SATELLITE (0.5%)
        9,500  Scripps Networks Interactive "A"                                                       351
        8,820  Time Warner Cable, Inc.                                                                380
                                                                                          ---------------
                                                                                                      731
                                                                                          ---------------
               CATALOG RETAIL (0.1%)
        9,700  Liberty Media Corp. Interactive "A"  *                                                 106
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.2%)
        8,100  Garmin Ltd.                                                                            306
                                                                                          ---------------
               DEPARTMENT STORES (0.0%)
        3,700  Macy's, Inc.                                                                            68
                                                                                          ---------------
               DISTRIBUTORS (0.2%)
        6,800  Genuine Parts Co.                                                                      259
                                                                                          ---------------
               EDUCATION SERVICES (0.3%)
        4,900  Apollo Group, Inc. "A"  *                                                              361
          500  Strayer Education, Inc.                                                                109
                                                                                          ---------------
                                                                                                      470
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
          600  Mohawk Industries, Inc.  *                                                              28
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
       13,800  Wyndham Worldwide Corp.                                                                225
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.3%)
        7,800  Marvel Entertainment, Inc.  *                                                          387
        2,500  Warner Music Group Corp.  *                                                             14
                                                                                          ---------------
                                                                                                      401
                                                                                          ---------------
               PUBLISHING (0.3%)
       30,600  Gannett Co., Inc.                                                                      383

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1 | USAA Total Return Strategy Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

        4,500  New York Times Co. "A"                                                      $           36
                                                                                          ---------------
                                                                                                      419
                                                                                          ---------------
               RESTAURANTS (0.0%)
        1,100  McDonald's Corp.                                                                        63
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
        4,400  Brinks Home Security Holdings, Inc.  *                                                 135
                                                                                          ---------------
               SPECIALTY STORES (0.3%)
       15,600  Barnes & Noble, Inc.                                                                   347
        1,600  Signet Jewelers Ltd.                                                                    42
                                                                                          ---------------
                                                                                                      389
                                                                                          ---------------
               Total Consumer Discretionary                                                         4,904
                                                                                          ---------------

               CONSUMER STAPLES (2.0%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
       12,500  Archer-Daniels-Midland Co.                                                             365
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.0%)
        1,700  Sysco Corp.                                                                             42
                                                                                          ---------------
               FOOD RETAIL (0.1%)
        9,800  SUPERVALU, Inc.                                                                        148
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.2%)
        5,300  Kimberly-Clark Corp.                                                                   313
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.5%)
       14,500  Dean Foods Co.  *                                                                      258
       22,800  Sara Lee Corp.                                                                         254
       16,900  Tyson Foods, Inc. "A"                                                                  213
                                                                                          ---------------
                                                                                                      725
                                                                                          ---------------
               PERSONAL PRODUCTS (0.4%)
        7,400  Herbalife Ltd.                                                                         242
        8,300  Mead Johnson Nutrition Co.                                                             375
                                                                                          ---------------
                                                                                                      617
                                                                                          ---------------
               SOFT DRINKS (0.2%)
       14,200  Coca-Cola Enterprises, Inc.                                                            304
                                                                                          ---------------
               TOBACCO (0.3%)
        4,700  Lorillard, Inc.                                                                        349
                                                                                          ---------------
               Total Consumer Staples                                                               2,863
                                                                                          ---------------

               ENERGY (1.4%)
               -------------
               OIL & GAS DRILLING (0.3%)
       15,100  Rowan Companies, Inc.                                                                  348
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
       19,900  Helix Energy Solutions Group, Inc.  *                                                  298
       13,000  Oil States International, Inc.  *                                                      457
                                                                                          ---------------
                                                                                                      755
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
        5,800  Encore Acquisition Co.  *                                                              217
        9,100  EXCO Resources, Inc.  *                                                                170
       21,300  Mariner Energy, Inc.  *                                                                302
                                                                                          ---------------
                                                                                                      689
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        4,500  Overseas Shipholding Group, Inc.                                                       168
                                                                                          ---------------
               Total Energy                                                                         1,960
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 2

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               FINANCIALS (1.2%)
               -----------------
               CONSUMER FINANCE (0.5%)
        6,700  Capital One Financial Corp.                                                 $          239
       27,600  Discover Financial Services                                                            448
                                                                                          ---------------
                                                                                                      687
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
       11,000  Citigroup, Inc.                                                                         53
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.1%)
          200  Allied World Assurance Co. Holdings Ltd.                                                10
       14,700  Old Republic International Corp.                                                       179
                                                                                          ---------------
                                                                                                      189
                                                                                          ---------------
               REGIONAL BANKS (0.6%)
       10,800  Marshall & Ilsley Corp.                                                                 87
       56,600  Regions Financial Corp.                                                                352
       83,500  Synovus Financial Corp.                                                                313
        1,900  Whitney Holding Corp.                                                                   18
                                                                                          ---------------
                                                                                                      770
                                                                                          ---------------
               Total Financials                                                                     1,699
                                                                                          ---------------

               HEALTH CARE (2.9%)
               ------------------
               BIOTECHNOLOGY (0.4%)
        6,900  Gilead Sciences, Inc.  *                                                               322
        9,500  Myriad Genetics, Inc.  *                                                               260
                                                                                          ---------------
                                                                                                      582
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.5%)
       16,900  AmerisourceBergen Corp.                                                                378
        5,700  McKesson Corp.                                                                         340
                                                                                          ---------------
                                                                                                      718
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.2%)
        7,200  Hill-Rom Holdings, Inc.                                                                157
        3,600  ResMed, Inc.  *                                                                        163
                                                                                          ---------------
                                                                                                      320
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.5%)
        9,400  Community Health Systems, Inc.  *                                                      300
        6,100  Universal Health Services, Inc. "B"                                                    378
                                                                                          ---------------
                                                                                                      678
                                                                                          ---------------
               HEALTH CARE SERVICES (0.3%)
        7,000  Medco Health Solutions, Inc.  *                                                        387
                                                                                          ---------------
               MANAGED HEALTH CARE (0.4%)
       13,900  Coventry Health Care, Inc.  *                                                          277
        7,400  Humana, Inc.  *                                                                        276
                                                                                          ---------------
                                                                                                      553
                                                                                          ---------------
               PHARMACEUTICALS (0.6%)
        9,200  Eli Lilly and Co.                                                                      304
        6,200  Endo Pharmaceuticals Holdings, Inc.  *                                                 140
       20,500  Pfizer, Inc.                                                                           339
        1,100  Valeant Pharmaceuticals International  *                                                31
                                                                                          ---------------
                                                                                                      814
                                                                                          ---------------
               Total Health Care                                                                    4,052
                                                                                          ---------------

               INDUSTRIALS (3.7%)
               ------------------
               AEROSPACE & DEFENSE (0.5%)
        4,200  Lockheed Martin Corp.                                                                  328

---------------------------------------------------------------------------------------------------------
3 | USAA Total Return Strategy Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

        7,100  Northrop Grumman Corp.                                                      $          367
                                                                                          ---------------
                                                                                                      695
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
        1,300  United Parcel Service, Inc. "B"                                                         73
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
        1,000  Armstrong World Industries, Inc.  *                                                     34
                                                                                          ---------------
               COMMERCIAL PRINTING (0.2%)
       14,300  R.R. Donnelley & Sons Co.                                                              304
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.6%)
        4,400  Jacobs Engineering Group, Inc.  *                                                      202
       14,400  KBR, Inc.                                                                              335
       10,900  Shaw Group, Inc.  *                                                                    350
                                                                                          ---------------
                                                                                                      887
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
        7,500  Navistar International Corp.  *                                                        281
        9,800  Oshkosh Corp.                                                                          303
       19,800  Trinity Industries, Inc.                                                               340
                                                                                          ---------------
                                                                                                      924
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
        6,200  Manpower, Inc.                                                                         352
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.2%)
        8,600  Carlisle Companies, Inc.                                                               292
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
       14,300  Timken Co.                                                                             335
                                                                                          ---------------
               MARINE (0.0%)
        1,100  Kirby Corp.  *                                                                          41
                                                                                          ---------------
               SECURITY & ALARM SERVICES (0.1%)
        6,900  Brink's Co.                                                                            186
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.3%)
        3,400  MSC Industrial Direct Co., Inc. "A"                                                    148
        8,600  WESCO International, Inc.  *                                                           248
                                                                                          ---------------
                                                                                                      396
                                                                                          ---------------
               TRUCKING (0.5%)
        7,200  Con-Way, Inc.                                                                          276
       11,100  Ryder System, Inc.                                                                     434
                                                                                          ---------------
                                                                                                      710
                                                                                          ---------------
               Total Industrials                                                                    5,229
                                                                                          ---------------

               INFORMATION TECHNOLOGY (4.3%)
               -----------------------------
               APPLICATION SOFTWARE (0.1%)
       29,700  Compuware Corp.  *                                                                     218
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.3%)
        3,300  EchoStar Corp. "A"  *                                                                   61
        9,000  Harris Corp.                                                                           338
                                                                                          ---------------
                                                                                                      399
                                                                                          ---------------
               COMPUTER HARDWARE (0.7%)
        1,400  Apple, Inc.  *                                                                         259
          800  International Business Machines Corp.                                                   96
       25,600  NCR Corp.  *                                                                           354
       10,700  Teradata Corp.  *                                                                      294
                                                                                          ---------------
                                                                                                    1,003
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 4

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               COMPUTER STORAGE & PERIPHERALS (0.3%)
       10,600  Western Digital Corp.  *                                                   $           387
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
        4,700  Broadridge Financial Solutions, Inc.                                                    95
        2,000  Computer Sciences Corp.  *                                                             105
        6,200  Convergys Corp.  *                                                                      62
        2,300  DST Systems, Inc.  *                                                                   103
        8,300  Hewitt Associates, Inc. "A"  *                                                         302
                                                                                          ---------------
                                                                                                      667
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.1%)
       26,200  Vishay Intertechnology, Inc.  *                                                        207
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.3%)
       30,400  Jabil Circuit, Inc.                                                                    408
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.5%)
        5,200  Sohu.com, Inc.  *                                                                      358
       16,800  VeriSign, Inc.  *                                                                      398
                                                                                          ---------------
                                                                                                      756
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
       17,600  SAIC, Inc.  *                                                                          309
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.2%)
       14,400  Symantec Corp.  *                                                                      237
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (1.1%)
       14,700  Arrow Electronics, Inc.  *                                                             414
       16,100  Avnet, Inc.  *                                                                         418
       19,600  Ingram Micro, Inc. "A"  *                                                              330
        9,200  Tech Data Corp.  *                                                                     383
                                                                                          ---------------
                                                                                                    1,545
                                                                                          ---------------
               Total Information Technology                                                         6,136
                                                                                          ---------------

               MATERIALS (1.9%)
               ----------------
               DIVERSIFIED CHEMICALS (0.5%)
        1,800  Ashland, Inc.                                                                           78
       15,900  Cabot Corp.                                                                            367
        5,000  Eastman Chemical Co.                                                                   268
                                                                                          ---------------
                                                                                                      713
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
        3,300  Walter Industries, Inc.                                                                198
                                                                                          ---------------
               PAPER PRODUCTS (0.2%)
       14,900  International Paper Co.                                                                332
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.6%)
       12,400  Cytec Industries, Inc.                                                                 403
        5,200  Lubrizol Corp.                                                                         371
                                                                                          ---------------
                                                                                                      774
                                                                                          ---------------
               STEEL (0.5%)
        9,500  Cliffs Natural Resources, Inc.                                                         308
        7,900  Commercial Metals Co.                                                                  141
        5,100  Reliance Steel & Aluminum Co.                                                          217
                                                                                          ---------------
                                                                                                      666
                                                                                          ---------------
               Total Materials                                                                      2,683
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
          500  Telephone & Data Systems, Inc.                                                          15

---------------------------------------------------------------------------------------------------------
5 | USAA Total Return Strategy Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------


        6,700  U.S. Cellular Corp.  *                                                     $           262
                                                                                          ---------------
                                                                                                      277
                                                                                          ---------------
               Total Telecommunication Services                                                       277
                                                                                          ---------------

               UTILITIES (0.3%)
               ----------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
        4,200  Mirant Corp.  *                                                                         69
       12,500  NRG Energy, Inc.  *                                                                    352
                                                                                          ---------------
                                                                                                      421
                                                                                          ---------------
               Total Utilities                                                                        421
                                                                                          ---------------
               Total Common Stocks (cost: $23,485)                                                 30,224
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (71.0%)
      956,670  SPDR Trust Series 1 (b)                                                            100,986
                                                                                          ---------------

               HEDGE FUNDS (5.7%)
      517,063  Deutsche iGAP Investment Trust "B" , acquired 8/01/2008; cost:
               $10,000*(c),(d)                                                                      8,139
                                                                                          ---------------

               MONEY MARKET INSTRUMENTS (2.1%)

               MONEY MARKET FUNDS (2.1%)
     3,007,260 State Street Institutional Liquid Reserve Fund, 0.26% (e)                            3,007
                                                                                          ---------------
               Total Long Positions (cost: $159,482)                                              142,356
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $159,482)                                       $         142,356
                                                                                          ===============


               SHORT POSITIONS (21.0%)

               COMMON STOCKS (21.0%)

               CONSUMER DISCRETIONARY (4.0%)
               -----------------------------
               ADVERTISING (0.1%)
       12,100  Clear Channel Outdoor Holdings, Inc. "A"  *                                             85
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
       11,400  Hanesbrands, Inc.  *                                                                   244
                                                                                          ---------------
               APPAREL RETAIL (0.0%)
        1,200  Chico's FAS, Inc.  *                                                                    16
        1,400  Urban Outfitters, Inc.  *                                                               42
                                                                                          ---------------
                                                                                                       58
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.4%)
       10,600  BorgWarner, Inc.                                                                       320
       16,100  Gentex Corp.                                                                           228
                                                                                          ---------------
                                                                                                      548
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
        3,500  Thor Industries, Inc.                                                                  108
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.5%)
       22,700  CarMax, Inc.  *                                                                        474
        8,400  O'Reilly Automotive, Inc.  *                                                           304
                                                                                          ---------------
                                                                                                      778
                                                                                          ---------------
               BROADCASTING (0.2%)
        9,800  Liberty Media Corp. - Entertainment "A"  *                                             305
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 6

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               CASINOS & GAMING (0.2%)
       14,000  International Game Technology                                              $           301
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.1%)
        3,000  Harman International Industries, Inc.                                                  102
                                                                                          ---------------
               DISTRIBUTORS (0.3%)
       21,800  LKQ Corp.  *                                                                           404
                                                                                          ---------------
               HOMEBUILDING (0.4%)
       17,800  KB Home                                                                                296
       18,600  Lennar Corp. "A"                                                                       265
                                                                                          ---------------
                                                                                                      561
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
        4,227  Marriott International, Inc. "A"                                                       117
        2,600  Royal Caribbean Cruises Ltd.  *                                                         63
        7,400  Starwood Hotels and Resorts Worldwide, Inc.                                            244
                                                                                          ---------------
                                                                                                      424
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.1%)
        4,700  Stanley Works                                                                          201
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.5%)
        5,700  Liberty Media Corp. - Capital "A"  *                                                   119
       20,100  Regal Entertainment Group "A"                                                          247
       15,100  Walt Disney Co.                                                                        415
                                                                                          ---------------
                                                                                                      781
                                                                                          ---------------
               PUBLISHING (0.2%)
        7,800  Meredith Corp.                                                                         233
                                                                                          ---------------
               RESTAURANTS (0.1%)
       27,200  Wendy's/Arby's Group, Inc. "A"                                                         129
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
        3,100  Staples, Inc.                                                                           72
                                                                                          ---------------
               TIRES & RUBBER (0.2%)
       18,100  Goodyear Tire & Rubber Co.  *                                                          308
                                                                                          ---------------
               Total Consumer Discretionary                                                         5,642
                                                                                          ---------------

               CONSUMER STAPLES (1.7%)
               -----------------------
               DISTILLERS & VINTNERS (0.1%)
        3,800  Central European Distribution Corp.  *                                                 124
                                                                                          ---------------
               DRUG RETAIL (0.2%)
        9,400  CVS Caremark Corp.                                                                     336
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.3%)
        5,700  Energizer Holdings, Inc.  *                                                            378
                                                                                          ---------------
               PACKAGED FOODS & MEAT (1.1%)
       16,400  Flowers Foods, Inc.                                                                    431
        8,000  J.M. Smucker Co.                                                                       424
       12,500  McCormick & Co., Inc.                                                                  425
        5,100  Ralcorp Holdings, Inc.  *                                                              298
                                                                                          ---------------
                                                                                                    1,578
                                                                                          ---------------
               Total Consumer Staples                                                               2,416
                                                                                          ---------------

               ENERGY (1.8%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
        3,300  Exxon Mobil Corp.                                                                      226
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
7 | USAA Total Return Strategy Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               OIL & GAS DRILLING (0.1%)
        5,600  Atwood Oceanics, Inc.  *                                                    $          198
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.1%)
        6,900  BJ Services Co.                                                                        134
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.1%)
        8,800  Cabot Oil & Gas Corp.                                                                  314
        1,000  CNX Gas Corp.  *                                                                        31
        6,900  Concho Resources, Inc.  *                                                              251
       21,000  Denbury Resources, Inc.  *                                                             318
        4,400  Noble Energy, Inc.                                                                     290
        7,600  Range Resources Corp.                                                                  375
                                                                                          ---------------
                                                                                                    1,579
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.3%)
       13,000  Sunoco, Inc.                                                                           370
                                                                                          ---------------
               Total Energy                                                                         2,507
                                                                                          ---------------

               FINANCIALS (0.8%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
        6,000  GLG Partners, Inc.                                                                      24
                                                                                          ---------------
               DIVERSIFIED BANKS (0.1%)
        7,300  U.S. Bancorp                                                                           160
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.0%)
          118  Markel Corp.  *                                                                         39
                                                                                          ---------------
               REGIONAL BANKS (0.7%)
       16,100  CapitalSource, Inc.                                                                     70
        2,700  City National Corp.                                                                    105
        3,300  Cullen/Frost Bankers, Inc.                                                             170
       14,457  First Horizon National Corp.  *                                                        191
        1,700  PNC Financial Services Group, Inc.                                                      83
       23,300  TCF Financial Corp.                                                                    304
                                                                                          ---------------
                                                                                                      923
                                                                                          ---------------
               REINSURANCE (0.0%)
        1,700  Validus Holdings Ltd.                                                                   44
                                                                                          ---------------
               Total Financials                                                                     1,190
                                                                                          ---------------

               HEALTH CARE (2.7%)
               ------------------
               BIOTECHNOLOGY (1.0%)
          500  Abraxis BioScience, Inc.  *                                                             18
       27,600  Amylin Pharmaceuticals, Inc.  *                                                        378
       17,400  BioMarin Pharmaceutical, Inc.  *                                                       314
        5,300  Cephalon, Inc.  *                                                                      309
        1,400  Gen-Probe, Inc.  *                                                                      58
        7,200  United Therapeutics Corp.  *                                                           353
                                                                                          ---------------
                                                                                                    1,430
                                                                                          ---------------
               Health Care Equipment (0.4%)
        3,900  Edwards Lifesciences Corp.  *                                                          273
        3,100  Teleflex, Inc.                                                                         150
        3,200  Zimmer Holdings, Inc.  *                                                               171
                                                                                          ---------------
                                                                                                      594
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.1%)
        5,100  VCA Antech, Inc.  *                                                                    137
                                                                                          ---------------
               HEALTH CARE SERVICES (0.1%)
        1,800  Quest Diagnostics, Inc.                                                                 94
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 8

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               HEALTH CARE SUPPLIES (0.3%)
        9,900  DENTSPLY International, Inc.                                               $           342
        3,700  Inverness Medical Innovations, Inc.  *                                                 143
                                                                                          ---------------
                                                                                                      485
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
        6,900  Allscripts Healthcare Solutions, Inc.                                                  140
        2,000  HLTH Corp.  *                                                                           29
                                                                                          ---------------
                                                                                                      169
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
        5,700  Covance, Inc.  *                                                                       309
        6,200  Life Technologies Corp.  *                                                             288
                                                                                          ---------------
                                                                                                      597
                                                                                          ---------------
               MANAGED HEALTH CARE (0.3%)
       22,700  Health Net, Inc.  *                                                                    350
                                                                                          ---------------
               Total Health Care                                                                    3,856
                                                                                          ---------------

               INDUSTRIALS (3.8%)
               ------------------
               AEROSPACE & DEFENSE (0.8%)
       10,900  BE Aerospace, Inc.  *                                                                  219
        8,100  Boeing Co.                                                                             439
        1,500  Precision Castparts Corp.                                                              153
       16,000  Spirit AeroSystems Holdings, Inc. "A"  *                                               289
                                                                                          ---------------
                                                                                                    1,100
                                                                                          ---------------
               AIRLINES (0.4%)
       29,900  AMR Corp.  *                                                                           237
        3,600  Continental Airlines, Inc. "B"  *                                                       59
       35,700  Southwest Airlines Co.                                                                 343
                                                                                          ---------------
                                                                                                      639
                                                                                          ---------------
               BUILDING PRODUCTS (0.0%)
        1,700  USG Corp.  *                                                                            29
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
        7,800  AGCO Corp.  *                                                                          215
        5,200  Deere & Co.                                                                            223
       30,600  Manitowoc Co., Inc.                                                                    290
       11,000  PACCAR, Inc.                                                                           415
        6,600  Wabtec Corp.                                                                           248
                                                                                          ---------------
                                                                                                    1,391
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        5,900  AMETEK, Inc.                                                                           206
                                                                                          ---------------
               Environmental & Facilities Services (0.6%)
       17,100  Republic Services, Inc.                                                                454
        3,200  Waste Connections, Inc.  *                                                              93
       10,000  Waste Management, Inc.                                                                 298
                                                                                          ---------------
                                                                                                      845
                                                                                          ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
       23,900  Monster Worldwide, Inc.  *                                                             418
                                                                                          ---------------
               RAILROADS (0.3%)
       10,900  Kansas City Southern  *                                                                289
        1,200  Union Pacific Corp.                                                                     70
                                                                                          ---------------
                                                                                                      359
                                                                                          ---------------
               RESEARCH & CONSULTING SERVICES (0.1%)
        3,400  FTI Consulting, Inc.  *                                                                145
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
9 | USAA Total Return Strategy Fund

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               SECURITY & ALARM SERVICES (0.2%)
       14,300  Corrections Corp. of America  *                                            $           324
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
          900  GATX Corp.                                                                              25
                                                                                          ---------------
               Total Industrials                                                                    5,481
                                                                                          ---------------

               INFORMATION TECHNOLOGY (3.5%)
               -----------------------------
               APPLICATION SOFTWARE (0.9%)
       11,700  ANSYS, Inc.  *                                                                         438
       56,400  Cadence Design Systems, Inc.  *                                                        414
       23,100  Nuance Communications, Inc.  *                                                         346
                                                                                          ---------------
                                                                                                    1,198
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.5%)
       40,600  Brocade Communications Systems, Inc.  *                                                319
       18,400  Ciena Corp.  *                                                                         300
          700  Cisco Systems, Inc.  *                                                                  16
        2,100  Juniper Networks, Inc.  *                                                               57
                                                                                          ---------------
                                                                                                      692
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
        2,400  Visa, Inc. "A"                                                                         166
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.2%)
       19,100  Corning, Inc.                                                                          292
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
        1,300  National Instruments Corp.                                                              36
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.3%)
       28,800  Activision Blizzard, Inc.  *                                                           357
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.1%)
        6,500  Yahoo!, Inc.  *                                                                        116
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.8%)
       27,900  Applied Materials, Inc.                                                                374
        8,800  Lam Research Corp.  *                                                                  301
       12,000  MEMC Electronic Materials, Inc.  *                                                     199
       34,700  Teradyne, Inc.  *                                                                      321
                                                                                          ---------------
                                                                                                    1,195
                                                                                          ---------------
               SEMICONDUCTORS (0.6%)
       51,400  Advanced Micro Devices, Inc.  *                                                        291
       19,800  NVIDIA Corp.  *                                                                        297
       18,400  Rambus, Inc.  *                                                                        320
                                                                                          ---------------
                                                                                                      908
                                                                                          ---------------
               Total Information Technology                                                         4,960
                                                                                          ---------------

               MATERIALS (1.6%)
               ----------------
               ALUMINUM (0.1%)
        8,700  Alcoa, Inc.                                                                            114
                                                                                          ---------------
               CONSTRUCTION MATERIALS (0.8%)
       14,500  Eagle Materials, Inc.                                                                  414
        3,700  Martin Marietta Materials, Inc.                                                        341
        7,300  Vulcan Materials Co.                                                                   395
                                                                                          ---------------
                                                                                                    1,150
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.2%)
        9,900  Southern Copper Corp.                                                                  304
                                                                                          ---------------


---------------------------------------------------------------------------------------------------------
                                                                            Portfolio of Investments | 10

---------------------------------------------------------------------------------------------------------

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
        3,800  Monsanto Co.                                                               $           294
                                                                                          ---------------
               FOREST PRODUCTS (0.3%)
       10,800  Weyerhaeuser Co.                                                                       396
                                                                                          ---------------
               Total Materials                                                                      2,258
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
        2,600  Leap Wireless International, Inc.  *                                                    51
       36,500  MetroPCS Communications, Inc.  *                                                       341
       13,200  SBA Communications Corp. "A"  *                                                        357
                                                                                          ---------------
                                                                                                      749
                                                                                          ---------------
               Total Telecommunication Services                                                       749
                                                                                          ---------------

               UTILITIES (0.6%)
               ----------------
               ELECTRIC UTILITIES (0.2%)
        1,400  Duke Energy Corp.                                                                       22
       12,100  Great Plains Energy, Inc.                                                              217
        5,800  Weststar Energy, Inc.                                                                  113
                                                                                          ---------------
                                                                                                      352
                                                                                          ---------------
               GAS UTILITIES (0.3%)
        8,600  EQT Corp.                                                                              366
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
        2,200  Ormat Technologies, Inc.                                                                90
                                                                                          ---------------
               Total Utilities                                                                        808
                                                                                          ---------------
               Total Common Stocks (proceeds: $24,822)                                             29,867
                                                                                          ---------------


               TOTAL SHORT POSITIONS
                (PROCEEDS: $24,822)                                                     $          29,867
                                                                                          ===============

NUMBER                                                                                             MARKET
OF                                                                                                  VALUE
CONTRACTS      SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               PURCHASED OPTIONS (0.1%)
          948  Put - On S&P 500 Index expiring October 17, 2009 at 910                                 95
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS
               (COST: $849)                                                             $              95
                                                                                          ===============


               WRITTEN OPTIONS (0.6%)
         (948) Call - On S&P 500 Index expiring October 17, 2009 at 1080                             (844)
                                                                                          ---------------


               TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $918)                                                $            (844)
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
11 | USAA Total Return Strategy Fund

---------------------------------------------------------------------------------------------------------

($ in 000s)                                           VALUATION HIERARCHY

                                             (LEVEL 1)      (LEVEL 2)       (LEVEL 3)
                                           QUOTED PRICES      OTHER        SIGNIFICANT
                                             IN ACTIVE     SIGNIFICANT     UNOBSERVABLE
                                              MARKETS       OBSERVABLE        INPUTS
                                          FOR IDENTICAL      INPUTS
                                              ASSETS                                                TOTAL
---------------------------------------------------------------------------------------------------------
LONG POSITIONS:
  COMMON STOCKS                           $       30,224 $             -- $            -- $        30,224
  EXCHANGE-TRADED FUNDS                          100,986               --              --         100,986
  HEDGE FUNDS                                      8,139               --              --           8,139
  MONEY MARKET INSTRUMENTS                         3,007               --              --           3,007
PURCHASED OPTIONS                                     95               --              --              95
---------------------------------------------------------------------------------------------------------
TOTAL                                     $      142,451 $             -- $            -- $       142,451
---------------------------------------------------------------------------------------------------------



                                             (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                           QUOTED PRICES       OTHER       SIGNIFICANT
                                             IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                              MARKETS       OBSERVABLE        INPUTS
                                           FOR IDENTICAL      INPUTS
LIABILITIES                                 LIABILITIES                                             TOTAL
---------------------------------------------------------------------------------------------------------
SHORT POSITIONS:
  COMMON STOCKS                           $      (29,867)$             -- $            -- $       (29,867)
WRITTEN OPTIONS                                     (844)              --              --            (844)
---------------------------------------------------------------------------------------------------------
TOTAL                                     $      (30,711)$             -- $            -- $       (30,711)
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                            Portfolio of Investments | 12

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

September 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

--------------------------------------------------------------------------------
13 | USAA Total Return Strategy Fund

--------------------------------------------------------------------------------

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

--------------------------------------------------------------------------------
                                                   Portfolio of Investments | 14

--------------------------------------------------------------------------------

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount recorded as a liability. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

--------------------------------------------------------------------------------
15 | USAA Total Return Strategy Fund

--------------------------------------------------------------------------------

E. OPTION TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an equity index option-based strategy which involves writing (selling) index call options and purchasing index put options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

F. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through November 19, 2009, the date the quarterly report was issued, and has determined that there were no events that required recognition or disclosure in the Fund's quarterly report.

G. As of September 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2009, were $7,031,000 and $24,911,000 respectively, resulting in net unrealized depreciation of $17,880,000.

--------------------------------------------------------------------------------
                                                   Portfolio of Investments | 16

--------------------------------------------------------------------------------

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $142,125,000 at September 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

HEDGE FUNDS - private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipt, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.


SPECIFIC NOTES

(a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.
(b) At September 30, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at September 30, 2009, was $8,139,000, which represented 5.7% of the Fund's net assets.
(e) Rate represents the money market fund annualized seven-day yield at September 30, 2009.
*       Non-income-producing security.

--------------------------------------------------------------------------------
17 | USAA Total Return Strategy Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.